Post-Employment Benefits - Summary of Defined Benefit Plan Expense (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 66	$ 70	$ 71
Past service cost		(1)
Net interest (income) expense	(14)	(3)	(4)
Plan administration costs	2	2	2
Net defined benefit plan expense recognized in net income	54	68	69
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	2	1	2
Past service cost	(8)	9
Net interest (income) expense	5	5	4
Net defined benefit plan expense recognized in net income	$ (1)	$ 15	$ 6